Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	132 Months Ended
	Aug. 31, 2025	Aug. 31, 2025
C000023057_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Specialized High Income Central Fund
C000023057_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000023057_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,739
C000023057_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,532
C000023057_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,811
C000023057_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,842
C000023057_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,389
C000023057_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,254
C000023057_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,832
C000023057_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,546
C000023057_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,086
C000023057_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,244
C000023057_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		ICE® BofA® BB US High Yield Constrained Index
C000023057_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000023057_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,975
C000023057_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,753
C000023057_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,915
C000023057_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,060
C000023057_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,889
C000023057_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,011
C000023057_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,447
C000023057_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,218
C000023057_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,901
C000023057_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,006
C000023057_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Bond Index
C000023057_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000023057_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,650
C000023057_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,793
C000023057_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,693
C000023057_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,770
C000023057_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,525
C000023057_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,636
C000023057_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,138
C000023057_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,094
C000023057_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,973
C000023057_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,419
C000064553_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® High Income Central Fund
C000064553_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064553_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,775
C000064553_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,810
C000064553_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,434
C000064553_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,253
C000064553_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,445
C000064553_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,457
C000064553_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,560
C000064553_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,561
C000064553_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,451
C000064553_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,351
C000064553_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		ICE® BofA® US High Yield Constrained Index
C000064553_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064553_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,922
C000064553_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,882
C000064553_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,270
C000064553_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,077
C000064553_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,551
C000064553_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,941
C000064553_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,382
C000064553_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,322
C000064553_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,109
C000064553_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,419
C000064553_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Bond Index
C000064553_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064553_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,650
C000064553_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,793
C000064553_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,693
C000064553_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,770
C000064553_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,525
C000064553_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,636
C000064553_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,138
C000064553_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,094
C000064553_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,973
C000064553_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 12,419